SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of all financial instruments measured at fair value on a recurring basis using Level 3 unobservable inputs

Warrant liabilities
US$
Initial recognition during the year ended December 31, 2025	253,087
Fair value change	(47,941)
Balance as of December 31, 2025	205,146
Fair value change	973,556
Balance as of June 30, 2026	1,178,702

Summary of estimated useful lives of property, equipment and software

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	4 years
Furniture and tools	3 - 5 years
Electronic equipment	3 years
Computer software	3 - 5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets